ESOP Funds (Details) - EBP 044 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
EBP, Employee Ownership Plan (ESOP) [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,858,199,698	$ 1,545,497,923
Darden common stock
EBP, Employee Ownership Plan (ESOP) [Line Items]
Shares allocated to individual participant accounts (in shares)	1,774,972
Participant Directed ESOP Funds (Note 7)
EBP, Employee Ownership Plan (ESOP) [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 231,739,916	$ 247,256,043
Participant Directed ESOP Funds (Note 7) | Darden common stock
EBP, Employee Ownership Plan (ESOP) [Line Items]
Shares allocated to individual participant accounts (in shares)	1,148,424	1,221,715
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 230,327,917	$ 245,124,898